Vanguard Baillie Gifford Global Positive Impact Stock Fund Performance Management - Retail Prospectus [Member] - Vanguard Baillie Gifford Global Positive Impact Stock Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Returns
Performance Narrative [Text Block]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The Fund has adopted the performance of the Baillie Gifford Positive Change Equities Fund (the predecessor fund), the performance predecessor to the Fund, as a result of a reorganization of the predecessor fund into the Fund on July 18, 2022 (the Reorganization). The predecessor fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows how the performance of the Investor shares of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a broad-based securities market index. MSCI ACWI Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not indicate how the Fund will perform in the future.The returns shown for periods through July 18, 2022, are those of the predecessor fund’s Institutional Class shares. The Institutional Class and Class K shares of the predecessor fund were reorganized into the Investor shares of the Fund on July 18, 2022. Returns of the Fund’s Investor shares will be different than returns of the predecessor fund’s Institutional Class or Class K shares, as they have different expenses. Updated performance information is available on our website at vanguard.com/performance.
Performance Past Does Not Indicate Future [Text]	 Keep in mind that the Fund’s (and the predecessor fund’s) past performance (before and after taxes) does not indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table show the Fund’s historical performance and are intended to help you understand the risks of investing in the Fund. The Fund has adopted the performance of the Baillie Gifford Positive Change Equities Fund (the predecessor fund), the performance predecessor to the Fund, as a result of a reorganization of the predecessor fund into the Fund on July 18, 2022 (the Reorganization). The predecessor fund was managed using investment policies, objectives, guidelines and restrictions that were substantially similar to those of the Fund. Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows how the performance of the Investor shares of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Fund compare with those of a broad-based securities market index. MSCI ACWI Index returns are adjusted for withholding taxes.
Bar Chart [Heading]	Annual Total Returns — Vanguard Baillie Gifford Global Positive Impact Stock Fund Investor Shares
Bar Chart Closing [Text Block]	During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations.
Performance Table Not Relevant to Tax Deferred	Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Explanation after Tax Higher	Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Table Closing [Text Block]	Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.
Performance Availability Website Address [Text]	vanguard.com/performance
Investor Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	40.15%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(26.74%)
Lowest Quarterly Return, Date	Jun. 30, 2022